T. ROWE PRICE GNMA Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  4.5%
Commercial Mortgage-Backed Securities  0.1%
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.954%, 6/15/39 (1) 230 230
230
Whole Loans Backed  4.4%
Angel Oak Mortgage Trust
Series 2025-4, Class A1, CMO, STEP
5.855%, 4/25/70 (1) 853 864
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP
5.48%, 8/25/70 (1) 195 196
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP
5.509%, 7/25/70 (1) 866 873
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 566 563
HOMES Trust
Series 2025-AFC2, Class A1B, CMO, STEP
5.573%, 6/25/60 (1) 615 621
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-INV4, Class A2, CMO, ARM
5.50%, 9/25/54 (1) 582 584
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, STEP
5.443%, 7/25/70 (1) 100 100
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM
5.439%, 7/25/70 (1) 202 204
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 1,748 1,761
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.864%, 5.187%, 2/25/60 (1) 2,677 2,629
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 5.187%, 2/25/60 (1) 1,233 1,211
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP
5.143%, 7/27/65 (1) 100 100

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM
SOFR30A + 1.15%, 5.493%, 7/27/65 (1) 240 240
RCKT Mortgage Trust
Series 2025-CES3, Class A1A, STEP
5.553%, 3/25/55 (1) 1,664 1,682
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM
4.397%, 11/25/63 (1) 2,704 2,719
Tricon American Homes Trust
Series 2020-SFR2, Class B
1.832%, 11/17/39 (1) 1,895 1,784
16,131
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $16,147) 16,361
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  103.3%
U.S. Government Agency Obligations  12.8%
Federal Home Loan Mortgage
6.50%, 8/1/36  11 12
7.00%, 11/1/30 - 4/1/32  153 161
Federal Home Loan Mortgage, CMO, IO
1.50%, 2/25/51 - 10/25/51  19,491 2,283
2.00%, 3/25/52  18,372 2,556
Federal Home Loan Mortgage, UMBS
5.00%, 1/1/53 - 3/1/53  1,821 1,812
5.50%, 9/1/52 - 7/1/55  4,744 4,797
6.00%, 6/1/53  378 390
6.50%, 9/1/54 - 6/1/55  4,761 4,943
7.00%, 6/1/54  924 975
Federal National Mortgage Assn.
3.50%, 7/1/48 - 11/1/48  938 865
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.722%,
6.748%, 11/1/35  2 2
Federal National Mortgage Assn., CMO, 5.50%, 12/25/36  415 431
Federal National Mortgage Assn., UMBS
3.50%, 5/1/50  1,137 1,039
5.00%, 1/1/53 - 7/1/53  1,808 1,788
5.50%, 6/1/53 - 10/1/53  4,303 4,368
6.00%, 8/1/53  3,410 3,513
6.50%, 1/1/53 - 6/1/55  6,600 6,857

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
UMBS, TBA (2)
2.00%, 9/1/40 - 9/15/55  1,694 1,455
2.50%, 9/15/55  994 825
3.00%, 9/1/54  948 821
5.00%, 9/1/55  1,810 1,785
5.50%, 9/15/55  1,770 1,780
6.00%, 9/15/55  1,815 1,854
7.00%, 9/1/55  965 1,015
46,327
U.S. Government Obligations  90.5%
Government National Mortgage Assn.
1.50%, 7/20/36 - 4/20/51  4,448 3,553
2.00%, 11/20/50 - 3/20/52  59,374 48,656
2.50%, 8/20/50 - 9/20/52  55,829 47,658
3.00%, 11/20/26 - 10/20/51  46,138 41,396
3.50%, 7/20/27 - 7/20/52  36,596 33,935
4.00%, 3/20/39 - 10/20/52  26,196 24,919
4.50%, 5/20/30 - 4/20/53  26,326 25,870
5.00%, 5/15/33 - 1/20/54  22,789 22,985
5.50%, 5/20/31 - 5/20/53  15,846 16,306
6.00%, 6/20/31 - 4/20/54  16,272 16,819
6.50%, 3/15/26 - 4/20/39  1,185 1,246
7.00%, 1/20/28 - 1/20/34  169 174
7.50%, 11/15/25 - 6/15/32  225 230
8.00%, 9/20/26 - 3/15/30  81 82
Government National Mortgage Assn., CMO
3.00%, 2/20/46 - 11/20/47  3,028 2,455
3.50%, 10/20/50  1,850 1,541
Government National Mortgage Assn., CMO, IO
2.50%, 11/20/50 - 2/20/51  22,838 3,243
Government National Mortgage Assn., TBA (2)
2.00%, 9/20/55  2,440 1,998
2.50%, 9/20/55  5,216 4,446
3.00%, 9/20/55  678 600
5.00%, 9/20/54  8,145 8,062
5.50%, 9/20/55  14,860 14,969
6.00%, 9/20/55  5,885 6,002
327,145
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $392,448) 373,472

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  3.3%
Money Market Funds  3.3%
T. Rowe Price Government Reserve Fund, 4.37% (3)(4) 12,034 12,034
Total Short-Term Investments (Cost $12,034) 12,034
Total Investments in Securities  111.1%
(Cost $420,629) $ 401,867
Other Assets Less Liabilities (11.1)% (40,114)
Net Assets 100.0% $ 361,753
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $16,361 and represents 4.5% of net assets.
(2) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $45,612 and represents 12.6% of net assets.
(3) Seven-day yield
(4) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE GNMA Fund

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS
 (3.4)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (3.4)%
U.S. Government Agency Obligations  (2.4)%
UMBS, TBA
3.00%, 9/1/40 - 9/1/54  2,643 (2,337)
3.50%, 9/1/55  3,950 (3,568)
4.00%, 9/1/55  1,395 (1,302)
4.50%, 9/1/55  1,713 (1,647)
(8,854)
U.S. Government Obligations  (1.0)%
Government National Mortgage Assn., TBA
4.00%, 9/20/55  1,925 (1,796)
4.50%, 9/20/54  852 (820)
5.00%, 9/20/54  832 (824)
(3,440)
Total TBA Sales Commitments (Proceeds $(12,229)) (12,294)

T. ROWE PRICE GNMA Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 131 U.S. Treasury Long Bond contracts 12/25 14,967 $ 49
Short, 70 U.S. Treasury Notes five year contracts 12/25 (7,663) (19)
Short, 31 U.S. Treasury Notes two year contracts 12/25 (6,465) (8)
Long, 24 Ultra U.S. Treasury Bonds contracts 12/25 2,798 (13)
Short, 216 Ultra U.S. Treasury Notes ten year
contracts 12/25 (24,712) (97)
Net payments (receipts) of variation margin to date 31
Variation margin receivable (payable) on open futures contracts $ (57)

T. ROWE PRICE GNMA Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — # $ — $ 111 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 9,791 ¤ ¤ $ 12,034 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $111 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,034.

T. ROWE PRICE GNMA Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price GNMA Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The GNMA Fund (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE GNMA Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE GNMA Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 389,833 $ — $ 389,833
Short-Term Investments 12,034 — — 12,034
Total Securities 12,034 389,833 — 401,867
Futures Contracts* 49 — — 49
Total $ 12,083 $ 389,833 $ — $ 401,916
Liabilities
TBA Sales Commitments $ — $ 12,294 $ — $ 12,294
Futures Contracts* 137 — — 137
Total $ 137 $ 12,294 $ — $ 12,431
1
Includes Non-U.S. Government Mortgage-Backed Securities and U.S. Government &
Agency Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F70-054Q1 08/25